Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill
Goodwill

4.  Goodwill

In 2008 and 2009, the Group purchased restaurant operating assets from 32 restaurants owned and operated by self-employed owners who were not affiliated with the Group. Such restaurant operating assets primarily consisted of used kitchen equipment and miscellaneous furniture and fixtures. The Group accounted for such purchases as business combinations due to the continuity of the revenue generating activities despite the change in management and upgrade in the renovations and services subsequent to the acquisitions. The excess of the total consideration paid over the fair value of the assets assumed was recorded as goodwill which is not tax deductible. No restaurant operating asset purchases occurred in 2012, 2013 and 2014. In 2014, the impairment charges of goodwill recorded were RMB424 ($0.1 million), representing a decrease in the carrying value of goodwill in one closed restaurant in the first quarter of 2014.

	For Years Ended December 31,
	2012	2013	2014
	RMB
Goodwill as of January 1,	6,019	5,563	5,563
Goodwill impairment	(456)	—	(424)
Goodwill as of December 31	5,563	5,563	5,139